Share-based Payment Expense - Summary of Weighted Average Remaining Contractual Life for Savings_related Share Option Schemes (Detail) - 2010 Savings Related Share Option Schemes [member]	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 shares
Disclosure Of Share Based Compensation Expense [line items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1 year 1 month 20 days	1 year 10 months 13 days	1 year 6 months
Currency denominated options outstanding at end of year (number)	1,173,507	1,508,862	1,686,176	1,173,507	1,508,862	1,686,176	1,556,299
Pound Sterling [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	958,681	1,218,235	1,381,463	958,681	1,218,235	1,381,463
Euro [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	214,826	290,627	304,713	214,826	290,627	304,713
Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | (per share)	€ 20.83	€ 17.67	€ 14.15	£ 16.16	£ 14.94	£ 14.94
Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | (per share)	€ 27.86	€ 27.86	€ 27.86	£ 24.51	£ 24.51	£ 24.51